UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  07/29/11
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               32
Form 13F Information Table Value Total:         $373,538
List of Other Included Managers:
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
APPLE COMPUTER                 COM              037833100      257      645 SH       SOLE                    645        0        0
BARRICK GOLD CORP.             COM              067901108    28498   572711 SH       SOLE                 572711        0        0
AECOM TECHNOLOGY CORP          COM              00766T100    10163   383950 SH       SOLE                 383950        0        0
ACCENTURE PLC                  COM              G1151C101    16647   272098 SH       SOLE                 272098        0        0
APACHE CORP                    COM              037411105    12077    94305 SH       SOLE                  94305        0        0
CHINACAST EDUCATION CORP.      COM              16946T109     4560   915645 SH       SOLE                 915645        0        0
CHINAEDU CORP                  COM              16945L107     2014   309834 SH       SOLE                 309834        0        0
CHECK POINT SOFTWARE TECH      COM              M22465104    14156   237280 SH       SOLE                 237280        0        0
CISCO SYSTEMS, INC.            COM              17275R102    14300   878371 SH       SOLE                 878371        0        0
CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
CHEVRON CORP.                  COM              166764100     1131    10460 SH       SOLE                  10460        0        0
DISH NETWORK CORP              COM              25470M109     1779    56150 SH       SOLE                  56150        0        0
ENTERPRISE PRODUCTS PRTNS      COM              293792107    30462   699953 PRN      SOLE                 699953        0        0
WISDOMTREE INDIA EARNINGS FU D COM              97717W422     3606   150105 SH       SOLE                 150105        0        0
ENERGYSOLUTIONS INC            COM              292756202     5290  1039220 SH       SOLE                1039220        0        0
ENERGY TRANSFER EQUITY L P     COM              29273V100    15493   371190 PRN      SOLE                 371190        0        0
GOLDCORP INC                   COM              380956409    13297   248312 SH       SOLE                 248312        0        0
GOOGLE INC                     COM              38259P508    11192    18081 SH       SOLE                  18081        0        0
HONEYWELL INTL INC             COM              438516106      988    17549 SH       SOLE                  17549        0        0
MICROSOFT CORPORATION          COM              594918104    16055   575245 SH       SOLE                 575245        0        0
NOBLE ENERGY INC               COM              655044105    21339   218570 SH       SOLE                 218570        0        0
NALCO HOLDING COMPANY          COM              62985Q101    15945   438775 SH       SOLE                 438775        0        0
NVIDIA CORP                    COM              67066G104    11832   801595 SH       SOLE                 801595        0        0
ORACLE CORP                    COM              68389X105    14879   461945 SH       SOLE                 461945        0        0
QUALCOMM INC                   COM              747525103    48800   859009 SH       SOLE                 859009        0        0
ECHOSTAR HOLDING CORP          COM              278768106      411    11360 SH       SOLE                  11360        0        0
SABINE ROYALTY TRUST           COM              785688102      299     4500 PRN      SOLE                   4500        0        0
SOUTHWESTERN ENERGY            COM              845467109    15504   318687 SH       SOLE                 318687        0        0
TEVA PHARMACEUTICAL ADR        COM              881624209    13750   292610 SH       SOLE                 292610        0        0
UNILEVER PLC ADR               COM              904767704    10527   322610 SH       SOLE                 322610        0        0
WINNER MEDICAL GROUP INC.      COM              97476P204     1868   415928 SH       SOLE                 415928        0        0
EXXON MOBIL CORP               COM              30231G102    16419   194143 SH       SOLE                 194143        0        0